Employee and Director Benefit Plans	12 Months Ended
Dec. 31, 2020
Postemployment Benefits [Abstract]
Employee and Director Benefit Plans

Note 17 - Employee and Director Benefit Plans

Employees’ 401(k) Retirement Plan

The Company has established an associate tax deferred savings plan under Section 401(k) of the Internal Revenue Code of 1986. All associates are eligible to make elective deferrals on the first day of the calendar month coincident or next following the date the associate attains the age of 18 and completes thirty days of eligible service. Employees are 100% vested in the plan once they enroll.

The Company’s annual contribution to the plan was $488,795 in 2020, $446,228 in 2019 and $428,162 in 2018, determined as follows:

•

The Company will contribute a safe harbor matching contribution in an amount equal to: (i) 100% of the matched employee contributions that are not in excess of 3% of compensation, plus (ii) 50% of the amount of the matched employee contributions that exceed 3% of compensation, but do not exceed 5% of compensation.

•	A discretionary contribution, subject to approval by the Board of Directors, limited to an amount not to exceed the maximum amount deductible for income tax purposes.

Supplemental Executive Retirement Plan

The Company has implemented a non-qualifying deferred compensation plan for certain executive officers. Certain of the plan benefits will accrue and vest during the period of employment and will be paid in fixed monthly benefit payments for up to ten years upon separation from service. The plan also provides for payment of death benefits and for payment of disability benefits in the event the officer becomes permanently disabled prior to separation from service.

Effective December 31, 2008, this plan was amended and restated to comply with Section 409A of the Internal Revenue Code. The participants’ account liability balances as of December 31, 2008 could be transferred into a trust fund, where investments will be participant-directed.

The plan is structured as a defined contribution plan and the Company’s expected annual funding contribution for the participants has been calculated through the participant’s expected retirement date. Under terms of the agreement, the Company has reserved the absolute right, at its sole discretion, to either fund or refrain from funding the plan. The plans assets are maintained in a rabbi trust and are recorded at fair value with the corresponding liability adjusted to the same fair value.

During the year of 2020, $238,300 was expensed for benefits provided under the plans.  During 2019 and 2018, $336,800 was expensed for benefits provided under the plans. The liability accrued for deferred compensation under the plan amounted to $5.3 million and $4.7 million at December 31, 2020 and 2019, respectively.

Note 17 - Employee and Director Benefit Plans (Continued)

Split-Dollar Life Insurance

The Company has entered into Life Insurance Endorsement Method Split-Dollar Agreements with certain officers. Under these agreements, upon death of the officer, the Company first recovers the cash surrender value of the contract and then shares the remaining death benefits from insurance contracts, which are written with different carriers, with the designated beneficiaries of the officers. The death benefit to the officers’ beneficiaries is a multiple of base salary at the time of the agreements. The Company, as owner of the policies, retains an interest in the life insurance proceeds and a 100% interest in the cash surrender value of the policies. During 2020, 2019, and 2018, the expense associated with these policies was $26,173, $13,107, and $1,846 respectively.

The liability associated with the split-dollar life insurance policies is $812,000 and $786,000 at December 31, 2020 and 2019, respectively.

Stock Grant Plan

During 2015, the Company adopted the 2015 Stock Grant Plan (“SGP”), under which the Company, at its discretion, may choose to make grants or awards of Uwharrie Capital Corp common stock (the “Common Stock”) to employees, directors or independent contractors of the Company or its subsidiaries as an alternate form of compensation or as a performance bonus. Shares of Common Stock to be used for Stock Grants under this Plan will be outstanding shares purchased by a revocable trust formed by the Company (the “Trust”). Participants will be 100% vested in the shares purchased on their behalf as soon as the Trust’s purchase is completed. The Company recognizes expense for the value of the shares at the time they are purchased by the Trust. During 2020 there were 23,256 shares granted at an expense of $124,000 compared to 14,400 shares granted at an expense of $72,000 in 2019 and 8,926 shares granted at an expense of $50,000 in 2018.